Restructuring Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring Expenses

NOTE 14. RESTRUCTURING EXPENSES

In May 2012, the Company began implementing a new restructuring plan designed to build upon the restructuring plan initiated in the third quarter of 2011 and further increase efficiencies across the organization and lower its overall cost structure. This restructuring plan included a significant reduction in full time headcount in Mexico, as the Company continued to shift its manufacturing and production work to the Company’s contract manufacturer in Mexico. The Company also replaced seven members of management in the United States, following the completion of the Series H and I Preferred Offering, in May 2012.

For the three and six months ended June 30, 2012, the Company incurred $1.9 million of costs as a result of severance and termination benefits. In addition, the Company recorded an inventory valuation allowance of $12.3 million for both the three and six months ended June 30, 2012, and a provision for expected losses on non-cancelable purchase commitments of $2.7 million for the three and six months ended June 30, 2012, which are included in cost of goods sold.

As of June 30, 2012, the accrued liability associated with the restructuring charges consisted of the following:

	Severance Benefits	Excess Facilities	Total
Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007
Charges	1,851,252	—	1,851,252
Payments	(859,645)	(148,266)	(1,007,911)

Accrued liability as of June 30, 2012	$1,359,775	$26,573	$1,386,348

The remaining accrual as of June 30, 2012 of $1.4 million is expected to be paid during the second half of 2012 and the year ended December 31, 2013.

The restructuring charges are included in the line item restructuring expenses in the consolidated statements of operations and comprehensive loss.

Note 13: Restructuring Expenses

In September 2011, the Company began implementing a restructuring plan designed to further increase efficiencies across the organization and lower the overall cost structure. This restructuring plan included a reduction in full time headcount in the United States, which was completed in October 2011. For the year ended December 31, 2011, the Company incurred $522,000 of costs as a result of severance and termination benefits and a write-down of tooling, production and test equipment of $76,000. In addition, the restructuring plan included recording an inventory valuation allowance of $19.2 million and a provision for losses on purchase commitments of $8.5 million for the year ended December 31, 2011, which are included in cost of goods sold.

In August 2010, the Company announced restructuring plans to increase efficiencies across the organization and lower the overall cost structure. These plans included the consolidation of the Company’s research and development and product development operations, including its California operations to the Company’s headquarters in Satellite Beach, Florida and the restructuring of the European operations from a development and manufacturing business to a sales and marketing business. These restructuring plans included a reduction in full time headcount in the United States and Europe, which was partially completed by December 2010 and was completed in the first quarter of 2011. For the year ended December 31, 2010, the Company incurred $1.7 million of severance and termination benefits and rent costs as a result of the closing of the California offices and a reduction in workforce and relocation to smaller offices in The Netherlands. These expenses were partially offset by the $601,000 gain on the exit of LEDS Japan, the Company’s Japanese operation.

In the second quarter of 2009, the Company determined it would consolidate U.S. operations from four locations to two and moved both the Dallas, Texas based headquarters and the New Jersey based light engine business to Satellite Beach, Florida. In addition, headcount was reduced for the California business. For the year ended December 31, 2009, the Company incurred $950,000 of costs related to severance and termination benefits related to these headcount reductions.

A summary of the restructuring and other costs recognized for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Workforce Reduction	Excess Facilities	Other Exit Costs	Total

Amounts expected to be incurred	$2,185,694	$764,718	$461,648	$3,412,060

Amounts incurred in:
2009	702,625	408,564	—	1,111,189
2010	961,437	356,154	385,243	1,702,834
2011	521,632	—	76,405	598,037

Cumulative amount incurred as of December 31, 2011	$2,185,694	$764,718	$461,648	$3,412,060

The expenses for the year ended December 31, 2010 were partially offset by the $601,000 gain on the exit of LEDS Japan, the Company’s Japanese operation.

As of December 31, 2011 and 2010, the accrued liability associated with the restructuring and other related charges consisted of the following:

	Workforce Reduction	Excess Facilities	Total
Accrued liability as of December 31, 2009	$602,598	$408,565	$1,011,163
Charges	961,438	356,154	1,317,592
Payments	(1,400,259)	(297,412)	(1,697,671)

Accrued liability as of December 31, 2010	$163,777	$467,307	$631,084
Charges	521,632	—	521,632
Payments	(317,241)	(292,468)	(609,709)

Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007

The remaining accrual as of December 31, 2011, of $543,000 is expected to be paid during the year ending December 31, 2012.

The restructuring and other related charges are included in the line item restructuring expenses in the consolidated statement of operations.